EQUITY (Narrative) (Details)	1 Months Ended						12 Months Ended
	Jan. 31, 2025 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 Share ₪ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) Share shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value							$ 454,000	$ 11,427,000
Share issue related cost							702,000	669,000		$ 0
Gross proceeds							$ 13,894,000	$ 16,357,000		$ 14,089,000
Remaining authorized unissued ordinary shares | shares												233,400,000
Option outstanding | Share												311,967,000		141,634,245
Weighted average contractual life							8 years 8 months 4 days	7 years 7 months 6 days
Risk-free interest rate (%)							4.00%	4.00%		4.00%
Average standard deviation							93.00%	73.00%		69.00%
Remaining unrecognized deferred compensation expense							$ 1,200,000
Compensation cost							1,871,000	$ 2,811,000		$ 3,742,000
Weighted average exercise price outstanding | ₪ / shares											₪ 0.1
ADSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares				$ 85.44
Share issue related cost				$ 900,000
Gross proceeds				$ 14,600,000
Number of shares issued | shares				170,728
ADSs [Member] | IFRS 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share issue related cost				$ 700,000
Recognized as equity				$ 12,000,000
H C Wainwright And Co Llc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds								9,200,000
Sale of stock | shares						825,010
Aggregate offering price						$ 25,000,000
Percentage of commission on sales agreement						3.00%
H C Wainwright And Co Llc [Member] | ADSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds							$ 5,000,000
Sale of stock | shares							772,264
2003 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares												326,757,000
Option vested and exercised							To date, each PSU grant has had between three to five performance goals on which vesting is based, each such goal being either a specified Company milestone and or the success of a specific project, with vesting of 20-40% on the achievement of each goal.
Option vested							8,787,600
Performance Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding | Share									12,219,465			8,126,400		4,010,670
Weighted average exercise price outstanding | ₪ / shares									₪ 0.1		0.1		₪ 0.1
Performance Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding | Share												21,240,000
Weighted average exercise price outstanding | ₪ / shares											0
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares		$ 21.85	$ 32		$ 44
Amount allocated to warrant		$ 27,000	$ 642,000		$ 800,000
Change in fair value		$ 2,721,000	$ 6,250,000		$ 9,100,000		$ 24,000	478,000
Risk-free interest rate (%)		4.19%	4.21%		3.62%		3.47%
Average standard deviation		84.50%	84.70%		82.50%		101.32%
Aggregate offering price		$ 9,000,000	$ 6,000,000
Registered direct offerings sales | shares		308,749	187,500		340,909
Warrants expiration period			five years		five years
Exercise price of warrants | $ / shares			$ 32		$ 46
Proceeds from warrant issue, net		$ 8,900,000	$ 5,400,000
Warrant [Member] | Initial recognition [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the warrants												$ 250,000
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value							$ 5,571,000	298,000
Fair value of the warrants												$ 171,000		$ 679,000
Risk-free interest rate (%)							3.55%
Average standard deviation							94.00%
Warrantt [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value							$ 102,000	745,000
Risk-free interest rate (%)							3.55%
Average standard deviation							96.00%
Pre Funded Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares		$ 0.004
Warrants issued to purchase shares | shares							226,392
Warrants expiration period		four years
Exercise price of warrants | $ / shares		$ 23.6
Changes In Fair Value Recorded As A Non-operating Income							$ 643,000	$ 1,976,000
Beneficially Own In Excess		4.99%
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares									17,836,200
Weighted average exercise price | ₪ / shares									₪ 0.36
Option vested and exercised							The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.
Option outstanding | Share												14,790,000
Weighted average contractual life							9 years 9 months 18 days
Weighted average exercise price outstanding | ₪ / shares											₪ 0.03
Investors [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued to purchase shares | shares		205,893	187,500		340,909
Placement Agent's Designees [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount allocated to warrant					$ 400,000
Aggregate offering price					$ 15,000,000
Warrants issued to purchase shares | shares					17,045
Warrants expiration period					five years
Exercise price of warrants | $ / shares					$ 55
Proceeds from warrant issue, net					$ 13,500,000
Highbridge Capital Management Llc [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares		$ 21.86
Registered direct offerings sales | shares		103,037
January 2025 Offering [Member] | ADSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares	$ 8
Registered direct offerings sales | shares	858,303
Warrants issued to purchase shares | shares	1,250,000
January 2025 Offering [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount allocated to warrant	$ 700,000
Change in fair value	$ 10,400,000						$ 1,878,000
Risk-free interest rate (%)	4.41%						3.64%
Average standard deviation	90.20%						91.00%
Fair value of the ordinary warrants was adjusted amount	$ 1,400,000
Changes In Fair Value Recorded As A Non-operating Income							$ 7,204,000
January 2025 Offering [Member] | Pre Funded Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares	$ 7.996
Registered direct offerings sales | shares	391,697
Exercise price of other equity instruments exercisable | $ / shares	$ 0.004
Warrants expiration period	five years
Exercise price of warrants | $ / shares	$ 8
Beneficially Own In Excess	4.99%
January 2025 Offering [Member] | Pre Funded Warrants [Member] | Placement Agent [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from public offering, gross	$ 10,000,000
Warrants issued to purchase shares | shares	62,500
Warrants expiration period	five years
Exercise price of warrants | $ / shares	$ 10
Warrants offering consideration	$ 500,000
Proceeds From Exercise Of Warrants After Deducting Fees And Expenses	$ 8,900,000
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the warrants												$ 2,174,000
Warrants issued to purchase shares | shares							63,636